Acquisitions and Dispositions (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 AIS Management Corporation	Dec. 31, 2008 AIS Management Corporation	Dec. 31, 2011 Other discontinued operations	Dec. 31, 2010 Other discontinued operations	Dec. 31, 2009 Other discontinued operations
Discontinued operations
Proceeds from the sale of discontinued operation									$ 120
Disposition, potential contingent consideration									35
Disposition, Contingent consideration, period of time following the sale (in years)									Two
Net (loss) income :
Operations							5					5
Gain (loss) on sale					5	(39)	78	86		5	(39)	(8)
Total pretax gain (loss)					5	(39)	83
Operations							3
Gain (loss) on sale					4	(27)	108
Net (loss) income	2	2	(1)	(26)	4	(27)	111
Expense for the settlement of legacy litigation											$ 38